Financial instruments - Schedule of financial assets and liabilities measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Valuation techniques based on observable market input (Level 2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 469	$ 497	$ 703
Derivative liabilities	(540)	(486)	(440)
Financial assets/(liabilities)	(71)	11	263
Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets/(liabilities)	(82)	(110)	(318)
Financial assets - other	337	333	281
Financial liabilities - other	$ (419)	$ (443)	$ (599)